Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,777,850)	$ (637,484)	$ (2,778,486)	$ (1,428,835)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	535		267
Stock issued for services	1,337,724	92,301	2,033,599	969,550
Imputed interest on loan	6,720	6,720	13,440	13,440
(Gain) loss on marketable securities	(349,000)	15,867	12,901	(67,342)
Gain on settlements and debt relief				(472,421)
Change in operating assets and liabilities
Decrease is prepaid expenses	222,167		(222,167)
Increase in accounts payable and accrued expenses	41,469	4,056	577,299	225,037
Increase (decrease) in accounts payable and accrued expenses – officers and directors			(2)	495,130
Increase in accounts payable and accrued expenses-related parties	356,598	322,322
Increase in accrued interest payable	5,633	17,678
Increase in interest payable-related parties		88,525
Increase in accrued interest payable			54,201	35,354
Increase in accrued interest payable – officers and directors			135,549	6,490
Net Cash Used in Operating Activities	(156,004)	(90,015)	(173,399)	(223,597)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for property and equipment			(3,213)
Proceeds from sale of marketable securities			143	206,236
Cash paid for fine art	(67,845)
Cash paid for license	(5,000)
Net Cash Used in Investing Activities	(72,845)		(3,070)	206,236
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock				25,000
Proceeds from convertible debenture			68,000
Payments on notes payable				(59,624)
Cash from stock deposits	340,000
Cash paid on convertible debenture	(74,800)
Cash paid on related party loans	(109,325)		(68,000)	(62,591)
Cash received from related party loans	105,252	89,943	177,513	108,192
Net Cash Provided by Financing Activities	261,127	89,943	177,513	10,977
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	32,278	(72)	1,044	(6,384)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	2,479	1,435	1,435	7,819
CASH AND CASH EQUIVALENTS, END OF PERIOD	34,757	1,363	2,479	1,435
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest
Cash paid for income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Reclassification of accruals to notes payable, related party				1,080,224
Conversion of accruals and notes payable-related party to stock			510,677
Conversion of accrual and notes payable-related party to options			447,813
Gain on forgiveness of debt - related party			$ 3,705,216
Stock issued and held in escrow for potential acquisitions	10,150
Reclassification of notes payable to stock deposits	$ 150,000